UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03451

SEI Daily Income Trust
(Exact name of registrant as specified in charter)

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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

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Timothy D. Barto, Esquire
SEI Daily Income Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

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Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: January 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Daily Income Trust:

Fund Name : ULTRA SHORT DURATION BOND FUND

Fund Name : GOVERNMENT FUND

Fund Name : GOVERNMENT II FUND

Fund Name : SHORT DURATION GOVERNMENT FUND

Fund Name : TREASURY II FUND

Fund Name : GNMA FUND

Non-Voting Funds

Fund Name : ULTRA SHORT DURATION BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : GOVERNMENT II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : SHORT DURATION GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : TREASURY II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA FUND
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Aquantia Corp.
Ticker     Security ID:             Meeting Date          Meeting Status
AQ         ISIN ISIN                07/10/2019            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

2          Approve Merger           Mgmt       For        For        For
            Agreement

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By: /s/ Robert Nesher
Robert Nesher
President
Date: August 24, 2020